Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of Summary of Restatement - Consolidated Balance Sheet - USD ($)	Dec. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable	$ 23,000,000
Total current liabilities	97,020,648
Total liabilities	97,071,054
Accumulated deficit	(39,395,133)	$ 52,125,502
Total shareholders’ equity	4,150,279
Adjustment [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable	(23,000,000)
Total current liabilities	(23,000,000)
Total liabilities	(23,000,000)
Accumulated deficit	23,000,000	23,000,000
Total shareholders’ equity	23,000,000
As Restated [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable
Total current liabilities	74,020,648
Total liabilities	74,071,054
Accumulated deficit	(16,395,133)	$ 75,125,502
Total shareholders’ equity	$ 27,150,279